Deferred Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Revenue [Abstract]
Schedule of Deferred Revenue	Deferred revenue is summarized as follow:
	As of
	September 30, 2025	December 31, 2024
Subsidy	1,122,256	1,263,180
Total	$1,122,256	$1,263,180
Deferred revenue is summarized as follow:
	As of
	December 31, 2024	December 31, 2023
Subsidy	1,263,180	1,529,831
Total	$1,263,180	$1,529,831